SEGMENT INFORMATION - Concentration Risk (Details)	3 Months Ended
Mar. 31, 2017
Counterparty A - Williston Basin | Revenue | Customer concentration
Segment Reporting Information [Line Items]
Concentration risk, percentage	32.00%